Share Based Payments	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Payments [Abstract]
Share based payments

17. Share based payments

From time to time, the Company may issue equity securities (i.e., shares, options or performance rights) to its employees, directors or advisors to more closely align rewards for performance with the achievement of the Company’s growth and strategic objectives. Where the recipient is a director of the Company, shareholder approval must be sought under the ASX Listing Rules prior to the issue of any equity securities to any director.

Fair value of shares issued

The fair value of shares issued to employees is determined using the closing price of shares on the grant date and expensed over the vesting period. The total fair value of shares issued to employees and directors during the year was $1,866,328 as of 30 June 2023 there was $895,318 of total unrecognized compensation cost related to unvested shares.

Options

The exercise price of options outstanding as of 30 June 2023 and 2022 ranged between $0.35 and $1.50.

As of 30 June 2023, there was $1,325,311 of recognized and $615,452 of total unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of approximately 1.39 years.

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. The expensed fair value in the tables below represents the proportion of the total fair value that has been allocated to the current period with the balance to be expensed in future periods.

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2023:

Options	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	2,500,000	29-Nov-22	31-May-24	$1.00	$57,500
Unlisted Options	2,500,000	29-Nov-22	31-May-24	$1.50	$30,000
Options granted to third parties
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	$0.61	$243,000
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	$0.69	$228,000
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	0.76	$213,000
Total options	14,000,000				$771,500

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2022:

Options	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. Inputs into the trinomial and Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of AASB 13 (IFRS 13).

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2023:

	$1.00 Options	$1.50 Options	$0.612 Options	$0.69 Options	$0.765 Options
	31-May-24	31-May-24	4-Aug-25	4-Aug-25	4-Aug-25
Number	2,500,000	2,500,000	3,000,000	3,000,000	3,000,000
Expected volatility (%)	90%	90%	90%	90%	90%
Risk-free interest rate (%)	3.18%	3.18%	2.86%	2.86%	2.86%
Expected life of option (years)	1.5	1.5	3.0	3.0	3.0
Exercise price (cents)	100	150	61.2	69.0	76.5
Grant date share price (cents)	23.5	23.5	22.5	22.5	22.5
Vesting date	29-Nov-22	29-Nov-22	4-Aug-22	4-Aug-22	4-Aug-22

 The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2022:

	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

Ordinary shares

There were 218,169,506 IHL ordinary shares issued to the vendors APIRx as part of the asset acquisition, in addition the Company issued 13,090,170 IHL ordinary shares to Ryba LLC as lead M&A advisors. The fair value of the shares was determined with reference to the ASX share price at the date at which the shares were granted. Refer note 12 & 15 for further details.

Performance Rights

There were no Performance Shares and Performance Rights for the years ended 30 June 2023 & 2022.

14. Share based payments

From time to time, the Company may issue equity securities (i.e., shares, options or performance rights) to its employees, directors or advisors to more closely align rewards for performance with the achievement of the Company’s growth and strategic objectives. Where the recipient is a director of the Company, shareholder approval must be sought under the ASX Listing Rules prior to the issue of any equity securities to any director.

Fair value of shares issued

The fair value of shares issued to employees is determined using the closing price of shares on the grant date and expensed over the vesting period. The total fair value of shares issued to employees and directors during the year was $3,588,000, as of 30 June 2022 there was $2,743,854 of total unrecognized compensation cost related to unvested shares.

Options

The exercise price of options outstanding as of 30 June 2022 and 2021 ranged between $0.08 and $0.35.

As of 30 June 2022, there was $1,853,263 of total unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of approximately 1.39 years.

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. The expensed fair value in the tables below represents the proportion of the total fair value that has been allocated to the current period with the balance to be expensed in future periods.

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2022:

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2021:

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.15	$647,348
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.25	$527,766
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.20	$1,352,588
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.25	$1,253,140
Unlisted Options	30,164,690	2-Oct-20	30-Sep-21	$0.08	$740,665
Total options	70,164,690				$4,521,507

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. Inputs into the trinomial and Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of AASB 13 (IFRS 13).

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2022:

	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2021:

	$0.08 Options	$0.15 Options	$0.25 Options	$0.20 Options	$0.25 Options
	30-Sep-21	20-Nov-23	20-Nov-23	20-Nov-23	20-Nov-23
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Expected volatility (%)	100%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-20	20-Nov-20	20-Nov-20	25-Feb-21	25-Feb-21

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

Performance Rights

Movement in number of Performance Shares and Performance Rights for the years ended:

Security Description	$0.$0.08 Options	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
30 June 2022	30-Sep-21	-	-	-	-
30 June 2021	30-Sep-21	41,553,593	-	(41,553,593)	-

(1)	30,303,593 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 11,250,000 performance rights expired.